Reconciliation of Financial Statements to Form 5500 - Net Assets Available for Benefit (Details) - EBP 038 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Assets available for benefits per the financial statements	$ 1,227,367,743	$ 1,179,386,523	$ 1,072,746,915
Deemed distributions	(243,610)	(265,213)
Net Assets per the Form 5500, at fair value	$ 1,227,124,133	$ 1,179,121,310